UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     333-118634

 NAME OF REGISTRANT:                     Intrepid Capital Management
                                         FundsTrust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3652 So. Third St.
                                         Suite 200
                                         Jacksonville Beach, FL 32250

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Richard Teigen
                                         Foley & Lardner LLP
                                         777 East Wisconsin Ave
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          904-246-3433

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/01/2005


INTEPID CAPITAL FUND
--------------------------------------------------------------------------------------------------------------------------
 HORACE MANN EDUCATORS CORPORATION                                                           Agenda Number:  932326413
--------------------------------------------------------------------------------------------------------------------------
        Security:  440327104
    Meeting Type:  Annual
    Meeting Date:  26-May-2005
          Ticker:  HMN
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM W. ABBOTT                                         Mgmt          For                            For
       MARY H. FUTRELL                                           Mgmt          For                            For
       STEPHEN J. HASENMILLER                                    Mgmt          For                            For
       LOUIS G. LOWER II                                         Mgmt          For                            For
       JOSEPH J. MELONE                                          Mgmt          For                            For
       JEFFREY L. MORBY                                          Mgmt          For                            For
       SHAUN F. O'MALLEY                                         Mgmt          For                            For
       CHARLES A. PARKER                                         Mgmt          For                            For

02     APPROVAL OF THE AMENDED AND RESTATED 2002 INCENTIVE       Mgmt          Against                        Against
       COMPENSATION PLAN.

03     RATIFICATION OF THE APPOINTMENT OF KPMG LLP,              Mgmt          For                            For
       AN INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM, AS THE COMPANY S AUDITORS FOR THE YEAR
       ENDING DECEMBER 31, 2005.




--------------------------------------------------------------------------------------------------------------------------
 LIMITED BRANDS, INC.                                                                        Agenda Number:  932303465
--------------------------------------------------------------------------------------------------------------------------
        Security:  532716107
    Meeting Type:  Annual
    Meeting Date:  16-May-2005
          Ticker:  LTD
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DONNA A. JAMES                                            Mgmt          For                            For
       LEONARD A. SCHLESINGER                                    Mgmt          For                            For
       JEFFREY B. SWARTZ                                         Mgmt          For                            For
       RAYMOND ZIMMERMAN                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MERCK & CO., INC.                                                                           Agenda Number:  932268205
--------------------------------------------------------------------------------------------------------------------------
        Security:  589331107
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2005
          Ticker:  MRK
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROCHELLE B. LAZARUS                                       Mgmt          For                            For
       WILLIAM G. BOWEN                                          Mgmt          For                            For
       RAYMOND V. GILMARTIN                                      Mgmt          For                            For
       THOMAS E. SHENK                                           Mgmt          For                            For
       ANNE M. TATLOCK                                           Mgmt          For                            For
       SAMUEL O. THIER                                           Mgmt          For                            For
       WENDELL P. WEEKS                                          Mgmt          For                            For
       PETER C. WENDELL                                          Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF THE COMPANY            Mgmt          For                            For
       S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2005

03     STOCKHOLDER PROPOSAL CONCERNING STOCK OPTION              Shr           For                            Against
       AWARDS.

04     STOCKHOLDER PROPOSAL CONCERNING SUBJECTING NON-DEDUCTIBLE Shr           For                            Against
       EXECUTIVE COMPENSATION TO SHAREHOLDER VOTE

05     STOCKHOLDER PROPOSAL CONCERNING ELIMINATION               Shr           For                            Against
       OF ANIMAL-BASED TEST METHODS

06     STOCKHOLDER PROPOSAL CONCERNING SEPARATING THE            Shr           For                            Against
       ROLES OF BOARD CHAIR AND CEO

07     STOCKHOLDER PROPOSAL CONCERNING AVAILABILITY              Shr           For                            Against
       OF COMPANY PRODUCTS TO CANADIAN WHOLESALERS

08     STOCKHOLDER PROPOSAL CONCERNING USE OF SHAREHOLDER        Shr           For                            Against
       RESOURCES FOR POLITICAL PURPOSES

09     STOCKHOLDER PROPOSAL CONCERNING A REPORT RELATED          Shr           For                            Against
       TO THE GLOBAL HIV\AIDS-TB-MALARIA PANDEMICS




--------------------------------------------------------------------------------------------------------------------------
 PAYLESS SHOESOURCE, INC.                                                                    Agenda Number:  932327922
--------------------------------------------------------------------------------------------------------------------------
        Security:  704379106
    Meeting Type:  Annual
    Meeting Date:  26-May-2005
          Ticker:  PSS
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      DIRECTOR
       STEVEN J. DOUGLASS                                        Mgmt          No vote
       HOWARD R. FRICKE                                          Mgmt          No vote
       JUDITH K. HOFER                                           Mgmt          No vote

II     RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE               Mgmt          No vote
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR FISCAL YEAR 2005.




--------------------------------------------------------------------------------------------------------------------------
 SEI INVESTMENTS COMPANY                                                                     Agenda Number:  932309633
--------------------------------------------------------------------------------------------------------------------------
        Security:  784117103
    Meeting Type:  Annual
    Meeting Date:  25-May-2005
          Ticker:  SEIC
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SARAH W. BLUMENSTEIN                                      Mgmt          No vote
       KATHRYN M. MCCARTHY                                       Mgmt          No vote
       HENRY H. PORTER, JR.                                      Mgmt          No vote

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          No vote
       LLP AS SEI INVESTMENTS COMPANY S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTANTS FOR 2005.




--------------------------------------------------------------------------------------------------------------------------
 STEPAN COMPANY                                                                              Agenda Number:  932286518
--------------------------------------------------------------------------------------------------------------------------
        Security:  858586100
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2005
          Ticker:  SCL
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS F. GROJEAN                                         Mgmt          For                            For
       F. QUINN STEPAN, JR.                                      Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE               Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR 2005.




--------------------------------------------------------------------------------------------------------------------------
 TELEPHONE AND DATA SYSTEMS, INC.                                                            Agenda Number:  932269295
--------------------------------------------------------------------------------------------------------------------------
        Security:  879433100
    Meeting Type:  Special
    Meeting Date:  11-Apr-2005
          Ticker:  TDS
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     AMENDMENT TO RESTATED CERTIFICATE OF INCORPORATION        Mgmt          For                            For

02     AMENDMENTS TO 2004 LONG-TERM INCENTIVE PLAN               Mgmt          Against                        Against

03     AMENDMENTS TO 2003 EMPLOYEE STOCK PURCHASE PLAN           Mgmt          For                            For

04     NON-EMPLOYEE DIRECTOR COMPENSATION PLAN                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TELLABS, INC.                                                                               Agenda Number:  932273294
--------------------------------------------------------------------------------------------------------------------------
        Security:  879664100
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2005
          Ticker:  TLAB
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANK IANNA                                               Mgmt          For                            For
       S. PACE MARSHALL, PH.D.                                   Mgmt          For                            For
       WILLIAM F. SOUDERS                                        Mgmt          For                            For

02     APPROVAL OF THE 2005 TELLABS, INC. EMPLOYEE               Mgmt          For                            For
       STOCK PURCHASE PLAN

03     RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE COCA-COLA COMPANY                                                                       Agenda Number:  932270351
--------------------------------------------------------------------------------------------------------------------------
        Security:  191216100
    Meeting Type:  Annual
    Meeting Date:  19-Apr-2005
          Ticker:  KO
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HERBERT A. ALLEN                                          Mgmt          For                            For
       RONALD W. ALLEN                                           Mgmt          For                            For
       CATHLEEN P. BLACK                                         Mgmt          For                            For
       WARREN E. BUFFETT                                         Mgmt          For                            For
       BARRY DILLER                                              Mgmt          For                            For
       E. NEVILLE ISDELL                                         Mgmt          For                            For
       DONALD R. KEOUGH                                          Mgmt          For                            For
       MARIA ELENA LAGOMASINO                                    Mgmt          For                            For
       DONALD F. MCHENRY                                         Mgmt          For                            For
       SAM NUNN                                                  Mgmt          For                            For
       J. PEDRO REINHARD                                         Mgmt          For                            For
       JAMES D. ROBINSON III                                     Mgmt          For                            For
       PETER V. UEBERROTH                                        Mgmt          For                            For
       JAMES B. WILLIAMS                                         Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS

03     SHAREOWNER PROPOSAL REGARDING AN INDEPENDENT              Shr           Against                        For
       DELEGATION OF INQUIRY TO COLOMBIA

04     SHAREOWNER PROPOSAL REGARDING RESTRICTED STOCK            Shr           Against                        For

05     SHAREOWNER PROPOSAL REGARDING SEVERANCE AGREEMENTS        Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 THE ST. PAUL TRAVELERS COMPANIES, IN                                                        Agenda Number:  932281556
--------------------------------------------------------------------------------------------------------------------------
        Security:  792860108
    Meeting Type:  Annual
    Meeting Date:  03-May-2005
          Ticker:  STA
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN H. DASBURG                                           Mgmt          For                            For
       LESLIE B. DISHAROON                                       Mgmt          For                            For
       JANET M. DOLAN                                            Mgmt          For                            For
       KENNETH M. DUBERSTEIN                                     Mgmt          For                            For
       JAY S. FISHMAN                                            Mgmt          For                            For
       LAWRENCE G. GRAEV                                         Mgmt          For                            For
       THOMAS R. HODGSON                                         Mgmt          For                            For
       ROBERT I. LIPP                                            Mgmt          For                            For
       BLYTHE J. MCGARVIE                                        Mgmt          For                            For
       GLEN D. NELSON, MD                                        Mgmt          For                            For
       CLARENCE OTIS, JR.                                        Mgmt          For                            For
       CHARLES W. SCHARF                                         Mgmt          For                            For
       LAURIE J. THOMSEN                                         Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP              Mgmt          For                            For
       AS ST. PAUL TRAVELERS  INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2005.




--------------------------------------------------------------------------------------------------------------------------
 XL CAPITAL LTD                                                                              Agenda Number:  932293727
--------------------------------------------------------------------------------------------------------------------------
        Security:  G98255105
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2005
          Ticker:  XL
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL P. ESPOSITO, JR                                   Mgmt          For                            For
       ROBERT R. GLAUBER                                         Mgmt          For                            For
       CYRIL RANCE                                               Mgmt          For                            For
       ELLEN E. THROWER                                          Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP, NEW YORK, NEW YORK, TO ACT AS THE INDEPENDENT
       AUDITORS OF THE COMPANY FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2005.

03     TO APPROVE THE AMENDMENT AND RESTATEMENT OF               Mgmt          For                            For
       THE COMPANY S 1991 PERFORMANCE INCENTIVE PROGRAM.



An * in the For/Against management field indicates management position unknown since information regarding non-U.S. issuers is not readily available.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Intrepid Capital Management FundsTrust
By (Signature)       /s/ Mark Travis
Name                 Mark Travis
Title                President
Date                 08/23/2005